Statements of Changes in Stockholders' Equity - 9 months ended Dec. 31, 2019 - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Share To Be Issued [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance, shares at Mar. 28, 2019		100,000,000
Balance, amount at Mar. 28, 2019
Stock to be issued	5,000,000			5,000,000
Stock issued in September, 2019, Shares		74,000
Stock issued in September, 2019, Amount	222,020		222,020
Net Loss for the period	$ (417,407)				$ (417,407)
Balance, shares at Dec. 31, 2019		100,074,000
Balance, amount at Dec. 31, 2019	$ 4,804,613		$ 222,020	$ 5,000,000	$ (417,407)